UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2006

Check here if Amendment	 [   ];
Amendment Number: ______
This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Beutel, Goodman & Company  Ltd.
Address: 	20 Eglinton Avenue West
               	Suite 2000
                Toronto, Ontario  M4R 1K8


Form 13F File Number: 28-__11939__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael James Gibson
Title:	Chief Financial Officer, Alternate Compliance Officer
Phone:	416.932.6337

Signature, Place, and Date of Signing:

___________________________________
[Signature]

Toronto, Ontario, Canada
[City, State]


January 15, 2007
[Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number
28-_11939

Name
__________________________________________


[Repeat as necessary.]



<table><caption>                                      Beutel, Goodman & Company Ltd.
                                                      Form 13F Information Table                     Form 13F File Number
               31-Dec-06                                                                              28 - 11939

                                                              Total         Shares  Investment Other    Voting Authority
Name of Issuer          Title of Class          CUSIP     (x $1000)                 Discretion Mgrs.        Sole Shared       None
Alcan Inc.              Common              013716105        151,482      3,108,882        Sole         2,560,082           548,800
Bank of Montreal        Common              063671101        226,862      3,831,680        Sole         3,041,867           789,813
Bank of  Nova Scotia    Common              064149107        152,324      3,407,890        Sole         2,606,123           801,767
Barrick Gold Corp.      Common              067901108        101,716      3,306,273        Sole         2,699,473           606,800
BCE Inc.                Common              05534B760        230,972      8,572,707        Sole         6,919,765         1,652,942
CIBC                    Common              136069101        138,754      1,645,577        Sole         1,243,836           401,741
Enbridge                Common              29250N105        123,205      3,565,206        Sole         2,935,606           629,600
Magna Intl  Inc         Class A Sub Vtg     559222401        132,653      1,646,801        Sole         1,346,475           300,326
Manulife Financial      Common              56501R106        379,307     11,233,854        Sole         9,096,882         2,136,972
Nexen                   Common              65334H102        196,903      3,573,998        Sole         2,911,098           662,900
Open Text Corp.         Common               683715106       127,489      6,210,838        Sole         5,525,338           685,500
Petro Canada            Common              71644E102        202,903      4,952,751        Sole         3,890,167         1,062,584
Sun Life Financial inc  Common              866796105        214,481      5,068,459        Sole         4,104,732           963,727
Talisman Energy Inc     Common              87425E103        193,185     11,371,278        Sole         9,028,038         2,343,240
Thomson Corp            Common              884903105        212,792      5,125,401        Sole         4,224,901           900,500
Toronto Dominion Bank   Common              891160509        392,818      6,567,337        Sole         5,249,566         1,317,771
Transalta               Common              89346D107        102,915      4,501,756        Sole         3,744,138           757,618






FORM 13F SUMMARY PAGE



Report Summary:  December 31, 2006


Number of Other Included Managers: None

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: 3,280,761(thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]





No. Form 13F File Number Name
____ 28-__11939______________________
______________________________________
[Repeat as necessary.]